UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 October 30, 2006 to November 27, 2006

 Commission File Number of issuing entity: 333-131374-24

 Bear Stearns Asset Backed Securities I Trust 20006-ST1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-131374

 Bear Stearns Asset Backed Securities I LLC.
 (Exact name of depositor as specified in its charter)

 Federal National Mortgage Association
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 51-0606843
 51-0606844
 51-0606845
 51-0606846
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  C                                _____    _____    __X___    ____________
  R-1                              _____    _____    __X___    ____________
  R-2                              _____    _____    __X___    ____________
  R-3                              _____    _____    __X___    ____________
  RX                               _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On November 27, 2006 a distribution was made to holders of Bear Stearns Asset Backed Securities I Trust 20006-ST1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 20006-ST1, relating to the November 27, 2006 distribution.


    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Asset Backed Securities I Trust 20006-ST1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Kelly Rentz
 Kelly Rentz, Officer

 Date: December 12, 2006

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 20006-ST1, relating to the November 27, 2006 distribution.



 EX-99.1


Bear Stearns Asset Backed Securities
Asset Backed Certificates



Distribution Date:       11/27/2006


Bear Stearns Asset Backed Securities
Asset Backed Certificates
Series 2006-ST1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                Certificateholder Distribution Summary

         Class                     CUSIP        Certificate             Beginning             Interest
                                               Pass-Through           Certificate         Distribution
                                                       Rate               Balance
          A-1                  073886AA1           5.77000%        164,089,000.00           788,994.61
          A-2                  073886AB9           1.23000%                  0.00           168,191.23
          M-1                  073886AC7           5.68000%          5,886,000.00            24,145.68
          M-2                  073886AD5           5.72000%          3,219,000.00            13,298.05
          M-3                  073886AE3           5.77000%          1,380,000.00             5,750.77
          M-4                  073886AF0           5.82000%          1,380,000.00             5,800.60
          B-1                  073886AG8           6.32000%          1,287,000.00             5,874.44
          B-2                  073886AH6           6.47000%            920,000.00             4,298.96
          B-3                  073886AJ2           7.12000%            920,000.00             4,730.84
          B-4                  073886AK9           7.12000%          1,564,000.00             8,042.44
           C                   073886AL7           0.00000%          3,312,158.70            97,568.05
          R-1                  073886AM5           0.00000%                  0.00                 0.00
          R-2                  073886AN3           0.00000%                  0.00                 0.00
          R-3                  073886AP8           0.00000%                  0.00                 0.00
           RX                  073886AQ6           0.00000%                  0.00                 0.00

Totals                                                             183,957,158.70         1,126,695.67


                                        Certificateholder Distribution Summary (continued)

         Class                      Principal             Current               Ending                Total           Cumulative
                                 Distribution            Realized          Certificate         Distribution             Realized
                                                             Loss              Balance                                    Losses
          A-1                    3,128,643.48                0.00       160,960,356.52         3,917,638.09                 0.00
          A-2                            0.00                0.00                 0.00           168,191.23                 0.00
          M-1                            0.00                0.00         5,886,000.00            24,145.68                 0.00
          M-2                            0.00                0.00         3,219,000.00            13,298.05                 0.00
          M-3                            0.00                0.00         1,380,000.00             5,750.77                 0.00
          M-4                            0.00                0.00         1,380,000.00             5,800.60                 0.00
          B-1                            0.00                0.00         1,287,000.00             5,874.44                 0.00
          B-2                            0.00                0.00           920,000.00             4,298.96                 0.00
          B-3                            0.00                0.00           920,000.00             4,730.84                 0.00
          B-4                            0.00                0.00         1,564,000.00             8,042.44                 0.00
           C                             0.00                0.00         3,311,228.86            97,568.05                 0.00
          R-1                            0.00                0.00                 0.00                 0.00                 0.00
          R-2                            0.00                0.00                 0.00                 0.00                 0.00
          R-3                            0.00                0.00                 0.00                 0.00                 0.00
           RX                            0.00                0.00                 0.00                 0.00                 0.00

Totals                           3,128,643.48                0.00       180,827,585.38         4,255,339.15                 0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

  NOTE: Please see Supplemental Reporting, page 21, for details on Interest Accrual Days discrepancy regarding Class M and
  Class B Certificates, affecting Interest Payments on Class M Certificates, Class B Certificates, and Class C Certificates.



                                                Principal Distribution Statement

         Class                   Original          Beginning        Scheduled       UnScheduled        Accretion        Realized
                                     Face        Certificate        Principal         Principal                             Loss
                                   Amount            Balance     Distribution      Distribution
          A-1              164,089,000.00     164,089,000.00             0.00      3,128,643.48             0.00            0.00
          A-2                        0.00               0.00             0.00              0.00             0.00            0.00
          M-1                5,886,000.00       5,886,000.00             0.00              0.00             0.00            0.00
          M-2                3,219,000.00       3,219,000.00             0.00              0.00             0.00            0.00
          M-3                1,380,000.00       1,380,000.00             0.00              0.00             0.00            0.00
          M-4                1,380,000.00       1,380,000.00             0.00              0.00             0.00            0.00
          B-1                1,287,000.00       1,287,000.00             0.00              0.00             0.00            0.00
          B-2                  920,000.00         920,000.00             0.00              0.00             0.00            0.00
          B-3                  920,000.00         920,000.00             0.00              0.00             0.00            0.00
          B-4                1,564,000.00       1,564,000.00             0.00              0.00             0.00            0.00
           C                 3,312,158.70       3,312,158.70             0.00              0.00             0.00            0.00
          R-1                        0.00               0.00             0.00              0.00             0.00            0.00
          R-2                        0.00               0.00             0.00              0.00             0.00            0.00
          R-3                        0.00               0.00             0.00              0.00             0.00            0.00
          RX                         0.00               0.00             0.00              0.00             0.00            0.00

Totals                     183,957,158.70     183,957,158.70             0.00      3,128,643.48             0.00            0.00


                                       Principal Distribution Statement (continued)

         Class                         Total              Ending               Ending               Total
                                   Principal         Certificate          Certificate           Principal
                                   Reduction             Balance           Percentage        Distribution
          A-1                   3,128,643.48      160,960,356.52           0.98093325        3,128,643.48
          A-2                           0.00                0.00           0.00000000                0.00
          M-1                           0.00        5,886,000.00           1.00000000                0.00
          M-2                           0.00        3,219,000.00           1.00000000                0.00
          M-3                           0.00        1,380,000.00           1.00000000                0.00
          M-4                           0.00        1,380,000.00           1.00000000                0.00
          B-1                           0.00        1,287,000.00           1.00000000                0.00
          B-2                           0.00          920,000.00           1.00000000                0.00
          B-3                           0.00          920,000.00           1.00000000                0.00
          B-4                           0.00        1,564,000.00           1.00000000                0.00
           C                            0.00        3,311,228.86           0.99971926                0.00
          R-1                           0.00                0.00           0.00000000                0.00
          R-2                           0.00                0.00           0.00000000                0.00
          R-3                           0.00                0.00           0.00000000                0.00
           RX                           0.00                0.00           0.00000000                0.00

Totals                          3,128,643.48      180,827,585.38           0.98298749        3,128,643.48



                                           Principal Distribution Factors Statement

         Class                      Original           Beginning            Scheduled         UnScheduled            Accretion
                                        Face         Certificate            Principal           Principal
                                      Amount             Balance         Distribution        Distribution
          A-1                 164,089,000.00       1000.00000000           0.00000000         19.06674719           0.00000000
          A-2                           0.00          0.00000000           0.00000000          0.00000000           0.00000000
          M-1                   5,886,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
          M-2                   3,219,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
          M-3                   1,380,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
          M-4                   1,380,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
          B-1                   1,287,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
          B-2                     920,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
          B-3                     920,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
          B-4                   1,564,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
           C                    3,312,158.70       1000.00000000           0.00000000          0.00000000           0.00000000
          R-1                           0.00          0.00000000           0.00000000          0.00000000           0.00000000
          R-2                           0.00          0.00000000           0.00000000          0.00000000           0.00000000
          R-3                           0.00          0.00000000           0.00000000          0.00000000           0.00000000
           RX                           0.00          0.00000000           0.00000000          0.00000000           0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                    Realized                Total                Ending                Ending                Total
                                      Loss            Principal           Certificate           Certificate            Principal
                                                      Reduction               Balance            Percentage         Distribution
          A-1                   0.00000000          19.06674719          980.93325281            0.98093325          19.06674719
          A-2                   0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
          M-1                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          M-2                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          M-3                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          M-4                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          B-1                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          B-2                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          B-3                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          B-4                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
           C                    0.00000000           0.00000000          999.71926466            0.99971926           0.00000000
          R-1                   0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
          R-2                   0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
          R-3                   0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
           RX                   0.00000000           0.00000000            0.00000000            0.00000000           0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual         Current          Beginning           Current           Payment of
                               Dates            Days      Certificate       Certificate/           Accrued       Unpaid Interest
                                                                 Rate           Notional          Interest         Shortfall (1)
                                                                                 Balance
          A-1             10/25/06 - 11/24/06    30          5.77000%     164,089,000.00        788,994.61                  0.00
          A-2             10/25/06 - 11/24/06    30          1.23000%     164,089,000.00        168,191.23                  0.00
          M-1             10/30/06 - 11/24/06    26          5.68000%       5,886,000.00         24,145.68                  0.00
          M-2             10/30/06 - 11/24/06    26          5.72000%       3,219,000.00         13,298.05                  0.00
          M-3             10/30/06 - 11/24/06    26          5.77000%       1,380,000.00          5,750.77                  0.00
          M-4             10/30/06 - 11/24/06    26          5.82000%       1,380,000.00          5,800.60                  0.00
          B-1             10/30/06 - 11/24/06    26          6.32000%       1,287,000.00          5,874.44                  0.00
          B-2             10/30/06 - 11/24/06    26          6.47000%         920,000.00          4,298.96                  0.00
          B-3             10/30/06 - 11/24/06    26          7.12000%         920,000.00          4,730.84                  0.00
          B-4             10/30/06 - 11/24/06    26          7.12000%       1,564,000.00          8,042.44                  0.00
           C                              N/A   N/A          0.00000%       3,312,158.70              0.00                  0.00
          R-1                             N/A   N/A          0.00000%               0.00              0.00                  0.00
          R-2                             N/A   N/A          0.00000%               0.00              0.00                  0.00
          R-3                             N/A   N/A          0.00000%               0.00              0.00                  0.00
           RX                             N/A   N/A          0.00000%               0.00              0.00                  0.00

Totals                                                                                        1,029,127.62                  0.00



                                           Interest Distribution Statement (continued)

         Class                      Current      Non-Supported               Total            Remaining                   Ending
                                   Interest           Interest            Interest      Unpaid Interest             Certificate/
                               Shortfall(1)          Shortfall        Distribution         Shortfall(1)                 Notional
                                                                                                                         Balance
          A-1                          0.00               0.00          788,994.61                 0.00           160,960,356.52
          A-2                          0.00               0.00          168,191.23                 0.00           160,960,356.52
          M-1                          0.00               0.00           24,145.68                 0.00             5,886,000.00
          M-2                          0.00               0.00           13,298.05                 0.00             3,219,000.00
          M-3                          0.00               0.00            5,750.77                 0.00             1,380,000.00
          M-4                          0.00               0.00            5,800.60                 0.00             1,380,000.00
          B-1                          0.00               0.00            5,874.44                 0.00             1,287,000.00
          B-2                          0.00               0.00            4,298.96                 0.00               920,000.00
          B-3                          0.00               0.00            4,730.84                 0.00               920,000.00
          B-4                          0.00               0.00            8,042.44                 0.00             1,564,000.00
           C                           0.00               0.00           97,568.05                 0.00             3,311,228.86
          R-1                          0.00               0.00                0.00                 0.00                     0.00
          R-2                          0.00               0.00                0.00                 0.00                     0.00
          R-3                          0.00               0.00                0.00                 0.00                     0.00
           RX                          0.00               0.00                0.00                 0.00                     0.00

Totals                                 0.00               0.00        1,126,695.67                 0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: Please see Supplemental Reporting, page 21, for details on Interest Accrual Days discrepancy regarding Class M and Class
B Certificates, affecting Interest Payments on Class M Certificates, Class B Certificates, and Class C Certificates.

                                             Interest Distribution Factors Statement

         Class                       Original         Current            Beginning                Current            Payment of
                                         Face     Certificate          Certificate/               Accrued        Unpaid Interest
                                       Amount            Rate              Notional              Interest          Shortfall (1)
                                                                            Balance
          A-1                  164,089,000.00         5.77000%        1000.00000000            4.80833334             0.00000000
          A-2                            0.00         1.23000%        1000.00000000            1.02500003             0.00000000
          M-1                    5,886,000.00         5.68000%        1000.00000000            4.10222222             0.00000000
          M-2                    3,219,000.00         5.72000%        1000.00000000            4.13111215             0.00000000
          M-3                    1,380,000.00         5.77000%        1000.00000000            4.16722464             0.00000000
          M-4                    1,380,000.00         5.82000%        1000.00000000            4.20333333             0.00000000
          B-1                    1,287,000.00         6.32000%        1000.00000000            4.56444444             0.00000000
          B-2                      920,000.00         6.47000%        1000.00000000            4.67278261             0.00000000
          B-3                      920,000.00         7.12000%        1000.00000000            5.14221739             0.00000000
          B-4                    1,564,000.00         7.12000%        1000.00000000            5.14222506             0.00000000
           C                     3,312,158.70         0.00000%        1000.00000000            0.00000000             0.00000000
          R-1                            0.00         0.00000%           0.00000000            0.00000000             0.00000000
          R-2                            0.00         0.00000%           0.00000000            0.00000000             0.00000000
          R-3                            0.00         0.00000%           0.00000000            0.00000000             0.00000000
           RX                            0.00         0.00000%           0.00000000            0.00000000             0.00000000

                                       Interest Distribution Factors Statement (continued)

         Class                        Current        Non-Supported                Total    Remaining Unpaid              Ending
                                     Interest             Interest             Interest            Interest         Certificate/
                                 Shortfall(1)            Shortfall         Distribution        Shortfall(1)             Notional
                                                                                                                         Balance
          A-1                      0.00000000           0.00000000           4.80833334          0.00000000         980.93325281
          A-2                      0.00000000           0.00000000           1.02500003          0.00000000         980.93325281
          M-1                      0.00000000           0.00000000           4.10222222          0.00000000        1000.00000000
          M-2                      0.00000000           0.00000000           4.13111215          0.00000000        1000.00000000
          M-3                      0.00000000           0.00000000           4.16722464          0.00000000        1000.00000000
          M-4                      0.00000000           0.00000000           4.20333333          0.00000000        1000.00000000
          B-1                      0.00000000           0.00000000           4.56444444          0.00000000        1000.00000000
          B-2                      0.00000000           0.00000000           4.67278261          0.00000000        1000.00000000
          B-3                      0.00000000           0.00000000           5.14221739          0.00000000        1000.00000000
          B-4                      0.00000000           0.00000000           5.14222506          0.00000000        1000.00000000
           C                       0.00000000           0.00000000          29.45754079          0.00000000         999.71926466
          R-1                      0.00000000           0.00000000           0.00000000          0.00000000           0.00000000
          R-2                      0.00000000           0.00000000           0.00000000          0.00000000           0.00000000
          R-3                      0.00000000           0.00000000           0.00000000          0.00000000           0.00000000
           RX                      0.00000000           0.00000000           0.00000000          0.00000000           0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All classes per $1,000 denomination.


                                        CERTIFICATEHOLDER ACCOUNT STATEMENT

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                4,248,091.95
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                    49,020.81
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                      0.00
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                         4,297,112.76

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                            41,773.61
     Payment of Interest and Principal                                                                 4,255,339.15
Total Withdrawals (Pool Distribution Amount)                                                           4,297,112.76

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.




                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                     38,324.41
Master Servicing Fee - Wells Fargo Bank, N.A.                                             3,449.20
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                                41,773.61

*Servicer Payees include: SUNTRUST MORTGAGE INC


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
      Class A-1/A-2 Net WAC Reserve Account - BSFP*            5,000.00                0.00              0.00           5,000.00
                               Reserve Fund - BSFP*            5,000.00                0.00              0.00           5,000.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

    Yield Maintenance Agreement (Ref. No. 1617755)*                                    0.00              0.00               0.00

NOTE: BSFP* - Bear Stearns Financial Products Inc.

*Yield Maintenance Counterparty - Wachovia Bank, N.A.

                                     COLLATERAL STATEMENT
Collateral Description                                                             Mixed Fixed
Weighted Average Gross Coupon                                                        7.616161%
Weighted Average Net Coupon                                                          7.366161%
Weighted Average Pass-Through Rate                                                   7.343661%
Weighted Average Remaining Term                                                            358

Beginning Scheduled Collateral Loan Count                                                  975
Number Of Loans Paid In Full                                                                15
Ending Scheduled Collateral Loan Count                                                     960

Beginning Scheduled Collateral Balance                                          183,957,158.70
Ending Scheduled Collateral Balance                                             180,827,585.38
Ending Actual Collateral Balance at 31-Oct-2006                                 180,863,343.98

Monthly P&I Constant                                                              1,207,777.11
Special Servicing Fee                                                                     0.00
Prepayment Penalty Waived Amount                                                          0.00
Prepayment Penalty Waived Count                                                              0
Prepayment Penalty Paid Amount                                                            0.00
Prepayment Penalty Paid Count                                                                0
Realized Loss Amount                                                                      0.00
Cumulative Realized Loss                                                                  0.00

Scheduled Principal                                                                  40,237.71
Unscheduled Principal                                                             3,089,335.61


                            Additional Reporting - Deal Level



                                 Informational Reporting
Three Month Rolling Delinquency Average                                         0.000000%


                                   Structural Reporting
Excess Spread                                                                   97,568.05
Overcollateralization Amount                                                 3,311,228.86
Overcollateralization Deficiency                                                     0.00
Overcollateralization Release Amount                                               929.84
Overcollateralization Target Amount                                          3,311,228.86


                                 Trigger Event Reporting
Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            3.483138%
     Calculated Value                                                           0.000000%
Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.800000%
     Calculated Value                                                           0.000000%
Trigger Event
     Trigger Result                                                                  Pass


                               LOAN STATUS STRATIFICATION/CREDIT ENHANCEMENT STATEMENT

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

60 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

60 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                      49,020.81






                REO Detail - All Mortgage Loans in REO during Current Period


 Summary                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Dec-05            0.000%
     Original Principal Balance             0.00                   Jan-06            0.000%
     Current Actual Balance                 0.00                   Feb-06            0.000%
                                                                   Mar-06            0.000%
 Current REO Total                                                 Apr-06            0.000%
     Loans in REO                              0                   May-06            0.000%
     Original Principal Balance             0.00                   Jun-06            0.000%
     Current Actual Balance                 0.00                   Jul-06            0.000%
                                                                   Aug-06            0.000%
                                                                   Sep-06            0.000%
                                                                   Oct-06            0.000%
                                                                   Nov-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.





                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   Dec-05            0.000%
     Original Principal Balance             0.00                   Jan-06            0.000%
     Current Actual Balance                 0.00                   Feb-06            0.000%
                                                                   Mar-06            0.000%
 Current Foreclosure Total                                         Apr-06            0.000%
     Loans in Foreclosure                      0                   May-06            0.000%
     Original Principal Balance             0.00                   Jun-06            0.000%
     Current Actual Balance                 0.00                   Jul-06            0.000%
                                                                   Aug-06            0.000%
                                                                   Sep-06            0.000%
                                                                   Oct-06            0.000%
                                                                   Nov-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period


 Summary                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Dec-05            0.000%
     Original Principal Balance             0.00                   Jan-06            0.000%
     Current Actual Balance                 0.00                   Feb-06            0.000%
                                                                   Mar-06            0.000%
 Current Bankruptcy Total                                          Apr-06            0.000%
     Loans in Bankruptcy                       0                   May-06            0.000%
     Original Principal Balance             0.00                   Jun-06            0.000%
     Current Actual Balance                 0.00                   Jul-06            0.000%
                                                                   Aug-06            0.000%
                                                                   Sep-06            0.000%
                                                                   Oct-06            0.000%
                                                                   Nov-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


Summary



   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006             N/A             N/A                        Mar-2006              N/A               N/A
         Apr-2006             N/A             N/A                        Apr-2006              N/A               N/A
         May-2006             N/A             N/A                        May-2006              N/A               N/A
         Jun-2006             N/A             N/A                        Jun-2006              N/A               N/A
         Jul-2006             N/A             N/A                        Jul-2006              N/A               N/A
         Aug-2006             N/A             N/A                        Aug-2006              N/A               N/A
         Sep-2006             N/A             N/A                        Sep-2006              N/A               N/A
         Oct-2006             N/A             N/A                        Oct-2006              N/A               N/A
         Nov-2006          0.000%             N/A                        Nov-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006             N/A             N/A                        Mar-2006              N/A               N/A
         Apr-2006             N/A             N/A                        Apr-2006              N/A               N/A
         May-2006             N/A             N/A                        May-2006              N/A               N/A
         Jun-2006             N/A             N/A                        Jun-2006              N/A               N/A
         Jul-2006             N/A             N/A                        Jul-2006              N/A               N/A
         Aug-2006             N/A             N/A                        Aug-2006              N/A               N/A
         Sep-2006             N/A             N/A                        Sep-2006              N/A               N/A
         Oct-2006             N/A             N/A                        Oct-2006              N/A               N/A
         Nov-2006          0.000%             N/A                        Nov-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR /(WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 - ((WAS
- 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  15       3,079,088.00       3,078,248.08          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00        11,422.26


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               4005047814            VA              79.34       01-Oct-2006         96,400.00         96,282.77
       Summary               4005047927            ME              80.00       01-Sep-2006        110,000.00        109,765.57
       Summary               4005048012            MO              65.57       01-Aug-2006        200,000.00        199,444.00
       Summary               4005048121            FL              76.56       01-Jun-2006        320,000.00        320,000.00
       Summary               4005048165            MD              80.00       01-Sep-2006        239,920.00        239,837.53
       Summary               4005048182            MN              80.00       01-Sep-2006        178,848.00        178,848.00
       Summary               4005048327            WA              80.00       01-Oct-2006        150,320.00        150,320.00
       Summary               4005048340            SC              80.00       01-Sep-2006         88,000.00         88,000.00
       Summary               4005048353            CA              80.00       01-Sep-2006        406,000.00        406,000.00
       Summary               4005048359            CA              80.00       01-Sep-2006        177,600.00        177,600.00
       Summary               4005048384            PA              80.00       01-Oct-2006        116,000.00        116,000.00
       Summary               4005048412            IL              80.00       01-Sep-2006        176,000.00        176,000.00
       Summary               4005048453            CA              80.00       01-Sep-2006        328,000.00        328,000.00
       Summary               4005048590            NV              80.00       01-Aug-2006        404,000.00        403,985.00
       Summary               4005048741            VA              80.00       01-Sep-2006         88,000.00         87,830.48


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              4005047814       Loan Paid in Full           0              8.500%             360               1
       Summary              4005047927       Loan Paid in Full           0              7.750%             360               2
       Summary              4005048012       Loan Paid in Full           0              7.875%             360               3
       Summary              4005048121       Loan Paid in Full           0              6.875%             360               5
       Summary              4005048165       Loan Paid in Full           0              8.250%             360               2
       Summary              4005048182       Loan Paid in Full           0              7.875%             360               2
       Summary              4005048327       Loan Paid in Full           0              8.125%             360               1
       Summary              4005048340       Loan Paid in Full           0              8.125%             360               2
       Summary              4005048353       Loan Paid in Full           0              7.500%             360               2
       Summary              4005048359       Loan Paid in Full           0              7.500%             360               2
       Summary              4005048384       Loan Paid in Full           0              7.375%             360               1
       Summary              4005048412       Loan Paid in Full           0              7.500%             360               2
       Summary              4005048453       Loan Paid in Full           0              7.375%             360               2
       Summary              4005048590       Loan Paid in Full           0              7.750%             360               3
       Summary              4005048741       Loan Paid in Full           0              8.250%             360               2


                                            Prepayment - Voluntary Prepayments

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.680%       Current Month             18.395%        Current Month               4,517.563%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006      18.395%           N/A                          Nov-2006   4,517.563%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.250             0                0.00            0.000
     5.250    5.499             1          122,524.19            0.068
     5.500    5.749             0                0.00            0.000
     5.750    5.999             0                0.00            0.000
     6.000    6.249             0                0.00            0.000
     6.250    6.499             0                0.00            0.000
     6.500    6.749             4          527,088.07            0.291
     6.750    6.999            32        6,846,558.14            3.786
     7.000    7.249            67       14,536,134.28            8.039
     7.250    7.499           189       40,008,138.21           22.125
     7.500    7.749           222       44,126,968.77           24.403
     7.750    7.999           225       40,593,634.98           22.449
     8.000    8.249           116       19,087,440.68           10.556
     8.250    8.499            51        7,836,693.49            4.334
     8.500    8.749            37        5,256,457.34            2.907
     8.750    8.999             9        1,030,384.56            0.570
     9.000    9.249             6          795,656.72            0.440
  >= 9.250                      1           59,905.95            0.033
              Total           960      180,827,585.38          100.000


                                                 SUPPLEMENTAL REPORTING

Business Day:
Any day other than (i) a Saturday or a Sunday, or (ii) a day on which banking institutions in The City of New
York, New York, Columbia, Maryland, Minneapolis, Minnesota or the city in which the Corporate Trust Office of the Trustee or the Securities Administrator or the principal office of the Master Servicer is located are authorized or obligated by law or executive order to be closed.

Closing Date:
October 30, 2006.

Cut-off Date:
The close of business on October 1, 2006.

Determination Date:
With respect to any Distribution Date, the 15th day of the month of such Distribution Date or, if such 15th day is not a Business Day, the immediately preceding Business Day.

Distribution Date:
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a Business Day, the next succeeding Business Day, commencing in November 2006.

Interest Accrual Period:
With respect to the Certificates (other than the Class C Certificates and the Residual Certificates) and any Distribution
Date, the period from and including the 25th day of the calendar month preceding the month in which such Distribution
Date occurs (or with respect to the Class M Certificates and Class B Certificates and the first Interest Accrual
Period, the Closing Date) to and including the 24th day of the calendar month in which such Distribution Date occurs. The Class R Certificates are not entitled to distributions of interest and do not have an Interest Accrual
Period. With respect to the Class C Certificates and the Class C Interest and any Distribution Date, the calendar month immediately preceding such Distribution Date. All calculations of interest on the Class A Certificates and
Class C Certificates and the Class C Interest will be made on the basis of a 360-day year consisting of twelve
30-day months.  All calculations of interest on the Class M Certificates and Class B Certificates will be made on the basis of the actual number of days elapsed in the related Interest Accrual Period.

Interest Determination Date:
Shall mean the second LIBOR Business Day preceding the commencement of each Interest Accrual Period.

LIBOR Business Day:
Shall mean a day on which banks are open for dealing in foreign currency and exchange in London and New York City.

One-Month LIBOR:
With respect to any Interest Accrual Period and the LIBOR Certificates, the rate determined by the Securities
Administrator on the related Interest Determination Date on the basis of the rate for U.S. dollar deposits for one month that appears on Telerate Screen Page 3750 as of 11:00 a.m. (London time) on such Interest Determination
Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month LIBOR or comparable rates as may be reasonably selected by the Securities Administrator), One-Month LIBOR for the applicable Interest Accrual
Period will be the Reference Bank Rate. If no such quotations can be obtained by the Securities Administrator and no Reference Bank Rate is available, One-Month LIBOR shall be One-Month LIBOR applicable to the preceding
Interest Accrual Period. The establishment of One-Month LIBOR on each Interest Determination Date by the Securities
Administrator and the Securities Administrator's calculation of the rate of interest applicable to the LIBOR Certificates for the related Interest Accrual Period shall, in the absence of manifest error, be final and binding.  One-Month
LIBOR for the Class M Certificates and Class B Certificates and any Accrual Period shall be calculated as described above.  One-Month LIBOR for the initial Accrual Period will be 5.320% with regard to the Class A-1 and Class A-2
Certificates.

Record Date:
With respect to any Distribution Date and the Class A, Class M and Class B Certificates, so long as such Classes of Certificates are Book-Entry Certificates, the Business Day preceding such Distribution Date, and otherwise, the close of business on the last Business Day of the month preceding the month in which such Distribution Date occurs. With respect to the Class C and Residual Certificates, so long as such Classes of Certificates remain non-Book-Entry Certificates, the close of business on the last Business Day of the month preceding the month in which such Distribution Date occurs.

Remittance Date:
The 18th day of any month, beginning with the First Remittance Date, or if such 18th day is not a Business Day, the first Business Day immediately preceding such 18th day.

Master Servicer:
Wells Fargo Bank, National Association, in its capacity as master servicer, and its successors and assigns.

Trustee:
U.S. Bank National Association, a national banking association, as trustee for the benefit of the Certificateholders under this Agreement, and any successor thereto, and any corporation or national banking association resulting from or surviving any consolidation or merger to which it or its successors may be a party and any successor trustee as may from time to time be serving as successor trustee hereunder.

Interest Accrual Days discrepancy regarding Class M and Class B Certificates:
The accrual period for the Class M Certificates and Class B Certificates paid out interest based on 28 days. This accrual period was not correct. The correct accrual period should have been 26 days. The two day accrual period difference yielded an aggregate overpayment with respect to interest of $5,533.99 to the Class M Certificates and Class B Certificates. As a result of this overpayment, the Class C Certificates were underpaid by $5,533.99.
This amount was distributed to the Class C Certificates on 12/1/06 from Wells Fargo. The Master Servicer has made a claim at the Depository Trust Company (Claim # CO085598) against holders of the Class M Certificates and the
Class B Certificates for the overpayment.

